PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2011	2012

Cost:
Computers and peripheral equipment	$17,330	$8,600
Office furniture and equipment	3,842	2,909
Motor vehicles	176	86
Leasehold improvements	1,275	1,581

	22,623	13,176
Accumulated depreciation:
Computers and peripheral equipment	16,466	7,279
Office furniture and equipment	3,038	2,261
Motor vehicles	140	86
Leasehold improvements	1,165	1,307

	20,809	10,933

Depreciated cost	$1,814	$2,243